UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22415

Gottex Multi-Asset Endowment Master Fund

 (Exact name of registrant as specified in charter)

28 State Street

40th Floor

Boston, MA 02109

 (Address of principal executive offices) (Zip code)

William J. Landes

Gottex Multi-Asset Endowment Master Fund

28 State Street

40th Floor

Boston, MA 02109

 (Name and address of agent for service)

Registrant's telephone number, including area code: 617.532.0200

Date of fiscal year end: March 31

Date of reporting period: July 1, 2011 - June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

PROXY VOTING RECORD

For the Gottex Multi-Asset Endowment Master Fund

NAME OF ISSUER	TICKER SYMBOL	CUSIP NUMBER	SHARE-HOLDER MEETING DATE	MATTER VOTED ON	DID FUND VOTE	WHAT VOTE WAS CAST	FOR OR AGAINST MANAGEMENT
HAYNES INTERNATIONAL, INC	HAYN	420877201	2/27/2012	1. Election of Directors : 01	Yes	For	For
HAYNES INTERNATIONAL, INC	HAYN	420877201	2/27/2012	2. Election of Directors : 02	Yes	For	For
HAYNES INTERNATIONAL, INC	HAYN	420877201	2/27/2012	3. Election of Directors : 03	Yes	For	For
HAYNES INTERNATIONAL, INC	HAYN	420877201	2/27/2012	4. Election of Directors : 04	Yes	For	For
HAYNES INTERNATIONAL, INC	HAYN	420877201	2/27/2012	5. Election of Directors : 05	Yes	For	For
HAYNES INTERNATIONAL, INC	HAYN	420877201	2/27/2012	6. Election of Directors : 06	Yes	For	For
HAYNES INTERNATIONAL, INC	HAYN	420877201	2/27/2012	7. Election of Directors : 07	Yes	For	For
HAYNES INTERNATIONAL, INC	HAYN	420877201	2/27/2012	8. Ratify Appointment of Independent Auditors	Yes	For	For
HAYNES INTERNATIONAL, INC	HAYN	420877201	2/27/2012	9. 14A Executive Compensation	Yes	For	For
PARAMETRIC TECHNOLOGY CORPORATION	PMTC	699173209	3/7/2012	1. Election of Directors : 1 Donald K. Grierson, 2 James E. Heppelmann, 3 Renta Zambonini	Yes	For	For
PARAMETRIC TECHNOLOGY CORPORATION	PMTC	699173209	3/7/2012	2. 14A Executive Compensation	Yes	For	For
PARAMETRIC TECHNOLOGY CORPORATION	PMTC	699173209	3/7/2012	3. Approve Company Name Change	Yes	For	For
PARAMETRIC TECHNOLOGY CORPORATION	PMTC	699173209	3/7/2012	4. Ratify Appointment of Independent Auditors	Yes	For	For
ROFIN-SINARTECHNOLOGIES, INC	RSTI	775043102	3/15/2012	1. Election of Directors: 1.Guenther Braun, 2.Ralph E. Reins	Yes	For	For
ROFIN-SINARTECHNOLOGIES, INC	RSTI	775043102	3/15/2012	2. Ratify Appointment of Independent Auditors	Yes	For	For
ROFIN-SINARTECHNOLOGIES, INC	RSTI	775043102	3/15/2012	3. 14A Executive Compensation	Yes	For	For
FIRSTMERIT CORPORATION	FMER	337915102	4/18/2012	1.Election of Directors: 1 STEVEN H. BAER , 2 KAREN S. BELDEN , 3 R. CARY BLAIR , 4 JOHN C. BLICKLE, 5 ROBERT W. BRIGGS, 6 RICHARD COLELLA , 7 GINA D. FRANCE, 8 PAUL G. GREIG, 9 TERRY L. HAINES, 10 J.M. HOCHSCHWENDER, 11 CLIFFORD J. ISROFF , 12 PHILIP A. LLOYD II

					Yes	For	For
FIRSTMERIT CORPORATION	FMER	337915102	4/18/2012	2. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2012.	Yes	For	For
FIRSTMERIT CORPORATION	FMER	337915102	4/18/2012	3. APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF FIRSTMERIT'S NAMED EXECUTIVE OFFICERS.	Yes	For	For
BIO-RAD LABORATORIES, INC.	BIO	090572207	4/24/2012	1. Election of Directors: 1 LOUIS DRAPEAU , 2 ALBERT J. HILLMAN	Yes	For	For
BIO-RAD LABORATORIES, INC.	BIO	090572207	4/24/2012	2. PROPOSAL TO RATIFY THE SELECTION OF ERNST & YOUNG LLP TO SERVE AS THE COMPANY'S INDEPENDENT AUDITORS.	Yes	For	For
BIO-RAD LABORATORIES, INC.	BIO	090572207	4/24/2012	3. PROPOSAL TO APPROVE THE MATERIAL TERMS OF THE PERFORMANCE CRITERIA IN THE BIO-RAD LABORATORIES, INC. 2007 INCENTIVE AWARD PLAN.	Yes	For	For
MDU RESOURCES GROUP, INC.	MDU	552690109	4/24/2012	1. ELECTION OF DIRECTOR: THOMAS EVERIST	Yes	For	For
MDU RESOURCES GROUP, INC.	MDU	552690109	4/24/2012	2. ELECTION OF DIRECTOR: KAREN B. FAGG	Yes	For	For
MDU RESOURCES GROUP, INC.	MDU	552690109	4/24/2012	3. ELECTION OF DIRECTOR: TERRY D. HILDESTAD	Yes	For	For
MDU RESOURCES GROUP, INC.	MDU	552690109	4/24/2012	4. ELECTION OF DIRECTOR: A. BART HOLADAY	Yes	For	For
MDU RESOURCES GROUP, INC.	MDU	552690109	4/24/2012	5. ELECTION OF DIRECTOR: DENNIS W. JOHNSON	Yes	For	For
MDU RESOURCES GROUP, INC.	MDU	552690109	4/24/2012	6. ELECTION OF DIRECTOR: THOMAS C. KNUDSON	Yes	For	For
MDU RESOURCES GROUP, INC.	MDU	552690109	4/24/2012	7. ELECTION OF DIRECTOR: RICHARD H. LEWIS	Yes	For	For
MDU RESOURCES GROUP, INC.	MDU	552690109	4/24/2012	8. ELECTION OF DIRECTOR: PATRICIA L. MOSS	Yes	For	For
MDU RESOURCES GROUP, INC.	MDU	552690109	4/24/2012	9. ELECTION OF DIRECTOR: HARRY J. PEARCE	Yes	For	For
MDU RESOURCES GROUP, INC.	MDU	552690109	4/24/2012	10. ELECTION OF DIRECTOR: JOHN K. WILSON	Yes	For	For
MDU RESOURCES GROUP, INC.	MDU	552690109	4/24/2012	11. RATIFICATION OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR 2012.	Yes	For	For
MDU RESOURCES GROUP, INC.	MDU	552690109	4/24/2012	12. ADVISORY VOTE TO APPROVE THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	Yes	For	For
ROLLINS, INC.	ROL	775711104	4/24/2012	1. Election Of Directors: 1 GARY W. ROLLINS, 2 LARRY L. PRINCE , 3 HENRY B. TIPPIE	Yes	For	For
ROLLINS, INC.	ROL	775711104	4/24/2012	2. TO RATIFY THE APPOINTMENT OF GRANT THORNTON LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR 2012	Yes	For	For
UMB FINANCIAL CORPORATION	UMBF	902788108	4/24/2012	1. Election of Directors: 1 NANCY K. BUESE, 2 J. MARINER KEMPER, 3 THOMAS D. SANDERS, 4 L. JOSHUA SOSLAND	Yes	For	For
UMB FINANCIAL CORPORATION	UMBF	902788108	4/24/2012	2. TO RATIFY THE AUDIT COMMITTEE'S RETENTION OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING	Yes	For	For
UMB FINANCIAL CORPORATION	UMBF	902788108	4/24/2012	3. TO ACT UPON A SHAREHOLDER PROPOSAL ASKING
THE BOARD OF DIRECTORS TO ADOPT A POLICY, IN
ADDITION TO THE COMPANY'S CURRENT POLICY
AGAINST HEDGING TRANSACTIONS, THAT WOULD
PROHIBIT NAMED EXECUTIVE OFFICERS AND
DIRECTORS FROM ENGAGING IN DERIVATIVE,
SPECULATIVE OR HEDGING TRANSACTIONS
INVOLVING COMPANY STOCK, AND FROM PLEDGING
				COMPANY STOCK AS COLLATERAL FOR A LOAN.	Yes	Against	For
TRIMBLE NAVIGATION LIMITED	TRMB	896239100	5/1/2012	1. Election of Drectors: 1 STEVEN W. BERGLUND, 2 JOHN B. GOODRICH, 3 WILLIAM HART, 4 MERIT E. JANOW, 5 ULF J. JOHANSSON, 6 RONALD S. NERSESIAN, 7 BRADFORD W. PARKINSON, 8 MARK S. PEEK, 9 NICKOLAS W. VANDE STEEG

					Yes	For	For
TRIMBLE NAVIGATION LIMITED	TRMB	896239100	5/1/2012	2. TO APPROVE AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED 2002 STOCK PLAN TO INCREASE THE NUMBER OF SHARES AUTHORIZED FOR ISSUANCE FROM 20,000,000 TO 28,900,000.	Yes	For	For
TRIMBLE NAVIGATION LIMITED	TRMB	896239100	5/1/2012	3. TO APPROVE AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED EMPLOYEE STOCK PURCHASE PLAN TO INCREASE THE NUMBER OF SHARES AUTHORIZED FOR ISSUANCE FROM 15,500,000 TO 19,500,000.	Yes	For	For
TRIMBLE NAVIGATION LIMITED	TRMB	896239100	5/1/2012	4. TO APPROVE THE COMPENSATION FOR OUR NAMED EXECUTIVE OFFICERS.	Yes	For	For
TRIMBLE NAVIGATION LIMITED	TRMB	896239100	5/1/2012	5. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT AUDITOR OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 28, 2012.	Yes	For	For
WEST PHARMACEUTICAL SERVICES, INC.	WST	955306105	5/1/2012	1. Election of Directors: 1 MARK A. BUTHMAN, 2 WILLIAM F. FEEHERY, 3 THOMAS W. HOFMANN, 4 L. ROBERT JOHNSON, 5 PAULA A. JOHNSON, 6 DOUGLAS A. MICHELS, 7 DONALD E. MOREL, JR., 8 JOHN H. WEILAND, 9 ANTHONY WELTERS, 10 PATRICK J. ZENNER

					Yes	For	For
WEST PHARMACEUTICAL SERVICES, INC.	WST	955306105	5/1/2012	2. ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	Yes	For	For
WEST PHARMACEUTICAL SERVICES, INC.	WST	955306105	5/1/2012	3. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2012 FISCAL YEAR.	Yes	For	For
TRACTOR SUPPLY COMPANY	TSCO	892356106	5/3/2012	1. Election of Directors: 1 JAMES F. WRIGHT, 2 JOHNSTON C. ADAMS , 3 PETER D. BEWLEY, 4 JACK C. BINGLEMAN, 5 RICHARD W. FROST, 6 CYNTHIA T. JAMISON, 7 GEORGE MACKENZIE, 8 EDNA K. MORRIS	Yes	For	For
TRACTOR SUPPLY COMPANY	TSCO	892356106	5/3/2012	2. TO RATIFY THE REAPPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 29, 2012.	Yes	For	For
TRACTOR SUPPLY COMPANY	TSCO	892356106	5/3/2012	3. SAY ON PAY - AN ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	Yes	For	For
ADTRAN INC	ADTN	00738A106	5/9/2012	1. Election of Directors: 1 THOMAS R. STANTON, 2 H. FENWICK HUSS, 3 ROSS K. IRELAND, 4 WILLIAM L. MARKS, 5 JAMES E. MATTHEWS, 6 BALAN NAIR, 7 ROY J. NICHOLS	Yes	For	For
ADTRAN INC	ADTN	00738A106	5/9/2012	2. SAY-ON-PAY RESOLUTIONS, NON-BINDING APPROVAL OF THE EXECUTIVE COMPENSATION POLICIES AND PROCEDURES OF ADTRAN AS WELL AS THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS.	Yes	For	For
ADTRAN INC	ADTN	00738A106	5/9/2012	3. RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF ADTRAN FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012.	Yes	For	For
PIPER JAFFRAY COMPANIES	PJC	724078100	5/9/2012	1 Election of Directors: 1 ANDREW S. DUFF, 2 MICHAEL R. FRANCIS, 3 B. KRISTINE JOHNSON, 4 ADDISON L. PIPER, 5 LISA K. POLSKY, 6 FRANK L. SIMS, 7 JEAN M. TAYLOR, 8 MICHELE VOLPI, 9 HOPE B. WOODHOUSE	Yes	For	For
PIPER JAFFRAY COMPANIES	PJC	724078100	5/9/2012	2. RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS THE INDEPENDENT AUDITOR FOR THE YEAR ENDING DECEMBER 31, 2012.	Yes	For	For
PIPER JAFFRAY COMPANIES	PJC	724078100	5/9/2012	3. ADVISORY RESOLUTION APPROVING THE COMPENSATION OF THE OFFICERS DISCLOSED IN THE PROXY STATEMENT, OR A "SAY-ON-PAY" VOTE.	Yes	For	For
MASTEC, INC.	MTZ	576323109	5/9/2012	1. Election of Class II Directors: a) Jose R. Mas b) John Van Heuvelen	Yes	For	For
MASTEC, INC.	MTZ	576323109	5/9/2012	2. Ratification of appointment of BDO USA LLP as independent public accounting firm for 2012	Yes	For	For
MASTEC, INC.	MTZ	576323109	5/9/2012	3. Approval of Mastec Inc. annual incentive plan for executive officers	Yes	For	For
BILL BARRETT CORPORATION	BBG	06846N104	5/10/2012	1. Election of Directors: 1 WILLIAM F. OWENS, 2 RANDY I. STEIN, 3 KEVIN O. MEYERS	Yes	For	For
BILL BARRETT CORPORATION	BBG	06846N104	5/10/2012	2. PROPOSAL TO APPROVE AN ADVISORY (NON- BINDING) RESOLUTION REGARDING THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	Yes	For	For
BILL BARRETT CORPORATION	BBG	06846N104	5/10/2012	3 PROPOSAL TO AMEND AND RESTATE OUR CERTIFICATE OF INCORPORATION TO PROVIDE FOR THE ANNUAL ELECTION OF ALL DIRECTORS.	Yes	For	For
BILL BARRETT CORPORATION	BBG	06846N104	5/10/2012	4. PROPOSAL TO AMEND AND RESTATE OUR CERTIFICATE OF INCORPORATION TO ELIMINATE SUPERMAJORITY VOTING REQUIREMENTS.	Yes	For	For
BILL BARRETT CORPORATION	BBG	06846N104	5/10/2012	5. PROPOSAL TO APPROVE OUR 2012 EQUITY INCENTIVE PLAN.	Yes	For	For
BILL BARRETT CORPORATION	BBG	06846N104	5/10/2012	6. PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2012.	Yes	For	For
OLD NATIONAL BANCORP	ONB	680033107	5/10/2012	1. Election of Directors: 1 ALAN W. BRAUN, 2 LARRY E. DUNIGAN, 3 NIEL C. ELLERBROOK, 4 ANDREW E. GOEBEL, 5 ROBERT G. JONES, 6 PHELPS L. LAMBERT, 7 ARTHUR H. MCELWEE, JR., 8 JAMES T. MORRIS, 9 MARJORIE Z. SOYUGENC, 10 KELLY N. STANLEY, 11 LINDA E. WHITE

					Yes	For	For
OLD NATIONAL BANCORP	ONB	680033107	5/10/2012	2. APPROVAL OF THE OLD NATIONAL BANCORP AMENDED AND RESTATED 2008 INCENTIVE COMPENSATION PLAN.	Yes	For	For
OLD NATIONAL BANCORP	ONB	680033107	5/10/2012	3. ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION.	Yes	For	For
OLD NATIONAL BANCORP	ONB	680033107	5/10/2012	4. RATIFICATION OF THE APPOINTMENT OF CROWE HORWATH LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012.	Yes	For	For
LUMBER LIQUIDATORS	LL	55003T107	5/10/2012	1. Vote for Election of the following Nominees: 1. 01-Douglas T. Moore, 02 Jimmie L. Wade	Yes	For	For
LUMBER LIQUIDATORS	LL	55003T107	5/10/2012	2. Ratificatin of Selection of Ernst & Young LLP as the company's Independent Registed Public Accounting Firm For the Fiscal Year Ending 12/31/12	Yes	For	For
LUMBER LIQUIDATORS	LL	55003T107	5/10/2012	3. Advisory (non-binding) vote to approve named executive officer	Yes	For	For
ANGIODYNAMICS, INC.	ANGO	03475V101	5/15/2012	1. TO APPROVE THE ISSUANCE OF 9,479,607 SHARES OF
ANGIODYNAMICS COMMON STOCK, PAR VALUE $0.01
PER SHARE, PURSUANT TO THE STOCK PURCHASE
AGREEMENT, DATED AS OF JANUARY 30, 2012, BY
AND AMONG ANGIODYNAMICS, NAVILYST HOLDINGS,
THE STOCKHOLDERS OF NAVILYST HOLDINGS, THE
OPTIONHOLDERS OF NAVILYST HOLDINGS AND THE
				SELLERS' REPRESENTATIVE.	Yes	For	For
ANGIODYNAMICS, INC.	ANGO	03475V101	5/15/2012	2. TO APPROVE THE ADJOURNMENT OR
POSTPONEMENT OF THE SPECIAL MEETING OF
ANGIODYNAMICS STOCKHOLDERS FOR A PERIOD OF
NOT MORE THAN 30 DAYS, IF NECESSARY, TO
SOLICIT ADDITIONAL PROXIES IN THE EVENT THAT
THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF
THE SPECIAL MEETING OF ANGIODYNAMICS
				STOCKHOLDERS TO APPROVE PROPOSAL NO. 1.	Yes	For	For
NATIONAL PRESTO INDUSTRIES, INC.	NPK	637215104	5/15/2012	1. Election of Directors: MARYJO COHEN	Yes	For	For
NATIONAL PRESTO INDUSTRIES, INC.	NPK	637215104	5/15/2012	2. RATIFY THE APPOINTMENT OF BDO USA, LLP AS NATIONAL PRESTO'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Yes	For	For
VIEWPOINT FINANCIAL GROUP INC	VPFG	92672A101	5/15/2012	1. Election of Directors: 1 KEVIN J. HANIGAN, 2 ANTHONY J. LEVECCHIO, 3 V. KEITH SOCKWELL	Yes	For	For
VIEWPOINT FINANCIAL GROUP INC	VPFG	92672A101	5/15/2012	2. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012.	Yes	For	For
VIEWPOINT FINANCIAL GROUP INC	VPFG	92672A101	5/15/2012	3. SHAREHOLDER ADVISORY VOTE AS TO THE COMPENSATION OF VIEWPOINT FINANCIAL GROUP, INC.'S EXECUTIVES.	Yes	For	For
VIEWPOINT FINANCIAL GROUP INC	VPFG	92672A101	5/15/2012	4. APPROVAL OF THE VIEWPOINT FINANCIAL GROUP, INC. 2012 EQUITY INCENTIVE PLAN.	Yes	For	For
WABTEC CORPORATION	WAB	929740108	5/16/2012	1. Election of Directors: 1 BRIAN P. HEHIR, 2 MICHAEL W. D. HOWELL, 3 NICKOLAS W. VANDE STEEG, 4 GARY C. VALADE	Yes	For	For
WABTEC CORPORATION	WAB	929740108	5/16/2012	2. APPROVAL OF ADVISORY (NON-BINDING) RESOLUTION RELATING TO THE APPROVAL OF 2011 NAMED EXECUTIVE OFFICER COMPENSATION.	Yes	For	For
WABTEC CORPORATION	WAB	929740108	5/16/2012	3. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2012 FISCAL YEAR.	Yes	For	For
SYKES ENTERPRISES, INCORPORATED	SYKE	871237103	5/17/2012	1. Election of Directors: 1 CHARLES E. SYKES, 2 WILLIAM J. MEURER	Yes	For	For
SYKES ENTERPRISES, INCORPORATED	SYKE	871237103	5/17/2012	2. NON-BINDING ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION	Yes	For	For
SYKES ENTERPRISES, INCORPORATED	SYKE	871237103	5/17/2012	3. TO APPROVE THE FIFTH AMENDED AND RESTATED 2004 NON-EMPLOYEE DIRECTOR FEE PLAN	Yes	For	For
SYKES ENTERPRISES, INCORPORATED	SYKE	871237103	5/17/2012	4. TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS OF THE COMPANY	Yes	For	For
QUANTA SERVICES INC	PWR	74762E102	5/17/2012	1. Election of Directors: 1a.- James R. Bail, 1b. John R. Cohlson, 1c. J. Michal Conaway, 1d. Ralph R. Disibio, 1e.Vincent D. Foster, 1f. Bernard Fried, 1g. Louis C. Golm,
				1h. Worthing F. Jackman, 1i. James F. O'neil III, 1j. Bruce Ranck, 1k. Pat Wood, III	Yes	For	For
QUANTA SERVICES INC	PWR	74762E102	5/17/2012	2. To Ratify the Appointment of Price Water House Coopers LLP as the Independent Registered Public Accounting Firm	Yes	For	For
QUANTA SERVICES INC	PWR	74762E102	5/17/2012	3. To approve, by nonbinding advisory note Quanta's executive compensation.	Yes	For	For
RAVEN INDUSTRIES, INC.	RAVN	754212108	5/21/2012	1. Election of Directors: 1 ANTHONY W. BOUR, 2 THOMAS S. EVERIST, 3 MARK E. GRIFFIN, 4 KEVIN T. KIRBY, 5 MARC E. LEBARON, 6 CYNTHIA H. MILLIGAN, 7 DANIEL A. RYKHUS	Yes	For	For
RAVEN INDUSTRIES, INC.	RAVN	754212108	5/21/2012	2. TO APPROVE IN A NON-BINDING ADVISORY VOTE THE COMPENSATION OF OUR EXECUTIVE OFFICERS DISCLOSED IN THE PROXY STATEMENT.	Yes	For	For
RAVEN INDUSTRIES, INC.	RAVN	754212108	5/21/2012	3. PROPOSAL TO APPROVE AMENDMENTS TO THE COMPANY'S 2010 STOCK INCENTIVE PLAN AS DESCRIBED IN THE PROXY STATEMENT.	Yes	For	For
RAVEN INDUSTRIES, INC.	RAVN	754212108	5/21/2012	4. PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY'S CURRENT FISCAL YEAR.	Yes	For	For
RAVEN INDUSTRIES, INC.	RAVN	754212108	5/21/2012	5. PROPOSAL TO ADOPT THE AMENDED AND RESTATED BYLAWS OF THE COMPANY.	Yes	For	For
SM ENERGY COMPANY	SM	78454L100	5/21/2012	1. ELECTION OF DIRECTOR: BARBARA M. BAUMANN	Yes	For	For
SM ENERGY COMPANY	SM	78454L100	5/21/2012	2. ELECTION OF DIRECTOR: ANTHONY J. BEST	Yes	For	For
SM ENERGY COMPANY	SM	78454L100	5/21/2012	3. ELECTION OF DIRECTOR: LARRY W. BICKLE	Yes	For	For
SM ENERGY COMPANY	SM	78454L100	5/21/2012	4. ELECTION OF DIRECTOR: STEPHEN R. BRAND	Yes	For	For
SM ENERGY COMPANY	SM	78454L100	5/21/2012	5. ELECTION OF DIRECTOR: WILLIAM J. GARDINER	Yes	For	For
SM ENERGY COMPANY	SM	78454L100	5/21/2012	6. ELECTION OF DIRECTOR: JULIO M. QUINTANA	Yes	For	For
SM ENERGY COMPANY	SM	78454L100	5/21/2012	7. ELECTION OF DIRECTOR: JOHN M. SEIDL	Yes	For	For
SM ENERGY COMPANY	SM	78454L100	5/21/2012	8. ELECTION OF DIRECTOR: WILLIAM D. SULLIVAN	Yes	For	For
SM ENERGY COMPANY	SM	78454L100	5/21/2012	9. THE PROPOSAL TO RATIFY THE APPOINTMENT BY THE AUDIT COMMITTEE OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2012.	Yes	For	For
SM ENERGY COMPANY	SM	78454L100	5/21/2012	10. TO APPROVE, ON A NON-BINDING ADVISORY BASIS, THE COMPENSATION OF OUR COMPANY'S NAMED EXECUTIVE OFFICERS, AS DISCLOSED IN THE ACCOMPANYING PROXY STATEMENT.	Yes	For	For
MERIT MEDICAL SYSTEMS	MMSI	589889104	5/23/2012	1. Election of Directors : 01-Fred P. Lampropoulos, 02-Franklin J. Miller,MD 03-A. Scott Anderson	Yes	For	For
MERIT MEDICAL SYSTEMS	MMSI	589889104	5/23/2012	2. Advisory vote to approve named executive officer compensation	Yes	For	For
MERIT MEDICAL SYSTEMS	MMSI	589889104	5/23/2012	3. Ratificatin of Selection of Deloitte & Touche LLP as the company's Independent Registed Public Accounting Firm For the Fiscal Year Ending 12/31/12	Yes	For	For
ROADRUNNER TRANSPORTATION SYSTEMS	RRTS	76973q105	5/23/2012	1. Vote for the Election of the following nominees: 01-William S. Urkiel, 02-Chad M. Utrup, 03-Judith A Vijums	Yes	For	For
ROADRUNNER TRANSPORTATION SYSTEMS	RRTS	76973q105	5/23/2012	2. Ratificatin of Selection of Deloitte & Touche LLP as the company's Independent Registed Public Accounting Firm For the Fiscal Year Ending 12/31/12	Yes	For	For
HAWAIIAN HOLDINGS, INC.	HA	419879101	5/24/2012	1. Vote for Election of Directors: 01 Gregory S. Anderson, 02 Mark B. Dunkerley, 03 Lawrence S. Hershfield, 04 Randall L. Jenson, 05 Bert T. Kobayashi, jr
				06 Tomoyuki Moriizumi, 07 Crystal K. Rose, 08 Richard N. Zwern	Yes	For	For
HAWAIIAN HOLDINGS, INC.	HA	419879101	5/24/2012	2. Ratificatin of Selection of Ernst & Young LLP as the company's Independent Registed Public Accounting Firm For the Fiscal Year Ending 12/31/12	Yes	For	For
HAWAIIAN HOLDINGS, INC.	HA	419879101	5/24/2012	3. To approve, on an advisory basis, the compensation of the Company's named executive officers	Yes	For	For
MARTIN MARIETTA MATERIALS	MLM	573284106	5/24/2012	1. Vote for the Election of the following nominees: 01-David G. Maffucci, 02 William E. McDonald , 03 Frank H. Menaker, 04 Richard A. Vinroot	Yes	For	For
MARTIN MARIETTA MATERIALS	MLM	573284106	5/24/2012	2. Ratificatin of Selection of Ernst & Young LLP as the company's Independent Auditors	Yes	For	For
MARTIN MARIETTA MATERIALS	MLM	573284106	5/24/2012	3. To approve, on an advisory basis, the compensation of Martin Marietta Materials, Inc. Named Executive Officersnamed executive officers	Yes	For	For
LSB INDUSTRIES, INC.	LXU	502160104	5/24/2012	1. Election of Directors: 1 ROBERT C. BROWN, 2 BARRY H. GOLSEN, 3 DAVID R. GOSS, 4 GAIL P. LAPIDUS, 5 JOHN A. SHELLEY	Yes	For	For
LSB INDUSTRIES, INC.	LXU	502160104	5/24/2012	2. PROPOSAL TO RATIFY INDEPENDENT PUBLIC ACCOUNTING FIRM FOR 2012.	Yes	For	For
LSB INDUSTRIES, INC.	LXU	502160104	5/24/2012	3. SAY ON PAY - AN ADVISORY VOTE ON THE APPROVAL OF EXECUTIVE COMPENSATION.	Yes	For	For
POLYCOM, INC.	PLCM	73172K104	5/24/2012	1. ELECTION OF DIRECTOR: ANDREW M. MILLER	Yes	For	For
POLYCOM, INC.	PLCM	73172K104	5/24/2012	2. ELECTION OF DIRECTOR: BETSY S. ATKINS	Yes	For	For
POLYCOM, INC.	PLCM	73172K104	5/24/2012	3. ELECTION OF DIRECTOR: DAVID G. DEWALT	Yes	For	For
POLYCOM, INC.	PLCM	73172K104	5/24/2012	4. ELECTION OF DIRECTOR: JOHN A. KELLEY, JR.	Yes	For	For
POLYCOM, INC.	PLCM	73172K104	5/24/2012	5. ELECTION OF DIRECTOR: D. SCOTT MERCER	Yes	For	For
POLYCOM, INC.	PLCM	73172K104	5/24/2012	6. ELECTION OF DIRECTOR: WILLIAM A. OWENS	Yes	For	For
POLYCOM, INC.	PLCM	73172K104	5/24/2012	7. ELECTION OF DIRECTOR: KEVIN T. PARKER	Yes	For	For
POLYCOM, INC.	PLCM	73172K104	5/24/2012	8. APPROVE POLYCOM'S AMENDED AND RESTATED PERFORMANCE BONUS PLAN	Yes	For	For
POLYCOM, INC.	PLCM	73172K104	5/24/2012	9. ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION	Yes	For	For
POLYCOM, INC.	PLCM	73172K104	5/24/2012	10. RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS POLYCOM'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012	Yes	For	For
MENTOR GRAPHICS CORPORATION	MENT	587200106	5/30/2012	1. Election of Directors: 01-Keith L. Barnes, 02-Sir Peter L. Bonfield, 03-Gregory K. Hinckley, 04-J. Daniel Mccraine, 05-Kevin C. Mcdonough, 06-Patrick B. Mcmanus, 07 Dr. Walden C. Rhines, 08-David S. Schechter	Yes	For	For
MENTOR GRAPHICS CORPORATION	MENT	587200106	5/30/2012	2. Shareholder Advisory Vote on Executive Compensation	Yes	For	For
MENTOR GRAPHICS CORPORATION	MENT	587200106	5/30/2012	3. Proposal to pre-approve the Company's executive vriable incentive plan	Yes	For	For
MENTOR GRAPHICS CORPORATION	MENT	587200106	5/30/2012	4. Proposal to ratify the appointment of KPMG LLP as the company's independent registered public accounting firm for its fiscal year ending January 31,2013	Yes	For	For
GARMIN LTD.	GRMN	H2906T109	6/1/2012	1. Election of Directors : 01-Min H. Kao (Trerm expiring in 2015) 02-Charles W. Peffer (Termexpiring in 2015)	Yes	For	For
GARMIN LTD.	GRMN	H2906T109	6/1/2012	2. Approval of Garmin Ltd's 2011 Annual Report	Yes	For	For
GARMIN LTD.	GRMN	H2906T109	6/1/2012	3. Discharge of members of BoD and the executive offficers from liability for fiscal year ended December 31,2011	Yes	For	For
GARMIN LTD.	GRMN	H2906T109	6/1/2012	4. Ratificatin of Selection of Ernst & Young LLP as the company's Independent Registed Public Accounting Firm For the Fiscal Year Ending 12/31/12 and re-election of Ernst & Young Ltd. as Garmin Ltd statatory auditor for fiscal year 2012	Yes	For	For
GARMIN LTD.	GRMN	H2906T109	6/1/2012	5. Approval of the appropriation of retained earnings and payment of a cash dividend in the aggregate amount of $1.80 per share out of Garmin Ltd's general reserve from capital contributions in for istallments	Yes	For	For
GARMIN LTD.	GRMN	H2906T109	6/1/2012	6. Advisory vote on executive compensation	Yes	For	For
GARMIN LTD.	GRMN	H2906T109	6/1/2012	7. In their discretion, the Proxies are authorized to vote with respect to any other matters that may properly come before the Annual General Meeting or any adjournment thereto, including matters incident to its conduct	Yes	For	For
TITAN MACHINERY	TITN	88830R101	6/1/2012	1. Vote for election : 01-Peter Christianson, 02-James Williams	Yes	For	For
TITAN MACHINERY	TITN	88830R101	6/1/2012	2. Ratify Appointment of Eide Bailly LLP as Independent Registered Public Accounting Firm for the Fiscal Year Ending January 31, 2013	Yes	For	For
TITAN MACHINERY	TITN	88830R101	6/1/2012	3. An Advisory non-binding vote to approve the compensation of our named executive officers	Yes	For	For
TITAN MACHINERY	TITN	88830R101	6/1/2012	4. Amend the Titan Machinery Inc. Certificate of Incorporation to increase the number of authorized shares of common stock to 45,000,000	Yes	For	For
ALLEGIANT TRAVEL COMPANY	ALGT	01748X102	6/5/2012	1. Election of Directors : 01-Montie Brewer, 02-Gary Ellmer, 03-Timothy P. Flynn, 04-M.J. Gallagher, Jr., 05-Charles W. Pollard, 06-John Redmond	Yes	For	For
ALLEGIANT TRAVEL COMPANY	ALGT	01748X102	6/5/2012	2. Ratification of Ernst & Young, LLP as independent registered public accountants	Yes	For	For
NETGEAR, INC.	NTGR	64111Q104	6/6/2012	1. Election of Directors: 1 PATRICK C.S. LO, 2 J.E. CARTER-MILLER, 3 RALPH E. FAISON, 4 A. TIMOTHY GODWIN, 5 JEF GRAHAM, 6 LINWOOD A. LACY, JR., 7 GREGORY J. ROSSMANN, 8 BARBARA V. SCHERER, 9 JULIE A. SHIMER

					Yes	For	For
NETGEAR, INC.	NTGR	64111Q104	6/6/2012	2. PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012	Yes	For	For
NETGEAR, INC.	NTGR	64111Q104	6/6/2012	3. TO ADOPT, ON A NON-BINDING ADVISORY BASIS, A RESOLUTION APPROVING THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS IN THE PROXY STATEMENT.	Yes	For	For
NETGEAR, INC.	NTGR	64111Q104	6/6/2012	4. PROPOSAL TO APPROVE THE AMENDED AND RESTATED 2006 LONG-TERM INCENTIVE PLAN.	Yes	For	For
OXFORD INDUSTRIES, INC.	OXM	691497309	6/13/2012	1. Election of Director: 1.1-Thomas C Chubb III, 1.2-John R. Holder, 1.3-J Hicks Lanier, 1.4- Clarence H. Smith	Yes	For	For
OXFORD INDUSTRIES, INC.	OXM	691497309	6/13/2012	2. Proposal to approve the slection of Ernst & Young LLP to serve as the company's independent registered public accounting firm for fiscal 2012	Yes	For	For
OXFORD INDUSTRIES, INC.	OXM	691497309	6/13/2012	3. Proposal to approve on an advisory (non-binding) basis a resolution approving the compensation of the company's named executive officers	Yes	For	For
DSW INC	DSW	23334L102	6/14/2012	1. Election of Directors: 1. Jay L. Schottenstein, 2. Michael R. MacDonald, 3. Philip B. Miller	Yes	For	For
DSW INC	DSW	23334L102	6/14/2012	2. Proposal to approve, by non-binding vote, named officer executive compensation	Yes	For	For
PVH CORP	PVH	693656100	6/21/2012	1. ELECTION OF DIRECTOR: MARY BAGLIVO	Yes	For	For
PVH CORP	PVH	693656100	6/21/2012	2. ELECTION OF DIRECTOR: EMANUEL CHIRICO	Yes	For	For
PVH CORP	PVH	693656100	6/21/2012	3. ELECTION OF DIRECTOR: JUAN R. FIGUEREO	Yes	For	For
PVH CORP	PVH	693656100	6/21/2012	4. ELECTION OF DIRECTOR: JOSEPH B. FULLER	Yes	For	For
PVH CORP	PVH	693656100	6/21/2012	5. ELECTION OF DIRECTOR: FRED GEHRING	Yes	For	For
PVH CORP	PVH	693656100	6/21/2012	6. ELECTION OF DIRECTOR: MARGARET L. JENKINS	Yes	For	For
PVH CORP	PVH	693656100	6/21/2012	7. ELECTION OF DIRECTOR: DAVID LANDAU	Yes	For	For
PVH CORP	PVH	693656100	6/21/2012	8. ELECTION OF DIRECTOR: BRUCE MAGGIN	Yes	For	For
PVH CORP	PVH	693656100	6/21/2012	9. ELECTION OF DIRECTOR: V. JAMES MARINO	Yes	For	For
PVH CORP	PVH	693656100	6/21/2012	10. ELECTION OF DIRECTOR: HENRY NASELLA	Yes	For	For
PVH CORP	PVH	693656100	6/21/2012	11. ELECTION OF DIRECTOR: RITA M. RODRIGUEZ	Yes	For	For
PVH CORP	PVH	693656100	6/21/2012	12. ELECTION OF DIRECTOR: CRAIG RYDIN	Yes	For	For
PVH CORP	PVH	693656100	6/21/2012	13. APPROVAL OF AMENDMENT TO COMPANY'S 2006 STOCK INCENTIVE PLAN TO INCREASE THE NUMBER OF SHARES AUTHORIZED FOR ISSUANCE UNDER PLAN	Yes	For	For
PVH CORP	PVH	693656100	6/21/2012	14. ADVISORY VOTE ON THE COMPENSATION PAID TO THE COMPANY'S NAMED EXECUTIVE OFFICERS	Yes	For	For
PVH CORP	PVH	693656100	6/21/2012	15. RATIFICATION OF AUDITORS	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                               Gottex Multi-Asset Endowment Master Fund

By (Signature and Title)	/s/ Dr. William J. Landes
Dr. William J. Landes, Chief Executive Officer

Date August 15, 2012